UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2009

Check here if Amendment [ ];            Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Capital Investment Counsel, Inc.
            17 Glenwood Avenue
            Raleigh, NC 27603

Form 13F File Number:   028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ron King
Title:      Chief Compliance Officer
Phone:      919-831-2370

Signature, Place, and Date of Signing:


     /s/ Ron King                Raleigh, North Carolina      May 13, 2009
     ----------------------      ----------------------       -----------------
     [Signature]                 [City, State]                [Date]

Report Type                (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      117
                                                  -----------------------

Form 13F Information Table Value Total:              $ 97,725 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

      COLUMN 1            COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7            COLUMN 8
---------------------  --------------    ---------  ---------  -------------------  ----------   --------   ------------------------
                                                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT    OTHER         VOTING AUTHORITY
   NAME OF ISSUER      TITLE OF CLASS      CUSIP     (x$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE     SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             Com       002824100     879      18,424    SH           SOLE                                  18,424
Adobe Systems Inc.              Com       00724F101     855      39,788    SH           SOLE                                  39,788
Advanced Micro Devices          Com       007903107      76      22,125    SH           SOLE                                  22,125
AIM Invt Secs Fds Inc.          Com       00142C771      20      20,416    SH           SOLE                                  20,416
American Eagle Outfitters       Com       02553E106     307      25,105    SH           SOLE                                  25,105
American Telephone & Telg       Com       00206R102     634      24,880    SH           SOLE                                  24,880
Amgen                           Com       031162100   1,173      23,845    SH           SOLE                                  23,845
Analog Devices, Inc.            Com       032654105     276      14,300    SH           SOLE                                  14,300
Apple Computer                  Com       037833100     776       7,380    SH           SOLE                                   7,380
Applied Materials, Inc.         Com       038222105     419      38,825    SH           SOLE                                  38,825
Archer Daniels Midland          Com       039483102     230       8,263    SH           SOLE                                   8,263
Automatic Data Processing       Com       053015103   3,587     101,900    SH           SOLE                                 101,900
BankAmerica Corp.               Com       060505104     456      52,299    SH           SOLE                                  52,299
BB&T                            Com       054937107     563      33,295    SH           SOLE                                  33,295
Boeing                          Com       097023105     330       9,264    SH           SOLE                                   9,264
Boston Scientific               Com       101137107     199      24,100    SH           SOLE                                  24,100
Bristol-Meyers Squibb           Com       110122108     239      10,894    SH           SOLE                                  10,894
British Petrol             Sponsored ADR  055622104     460      11,460    SH           SOLE                                  11,460
Broadridge Financial            Com       11133T103     215      11,547    SH           SOLE                                  11,547
Cabela's                        Com       126804301     752      82,390    SH           SOLE                                  82,390
Cardinal Health                 Com       14149Y108     399      12,675    SH           SOLE                                  12,675
Caterpillar                     Com       149123101     482      17,060    SH           SOLE                                  17,060
Charles Schwab Corp.            Com       808513105     313      20,225    SH           SOLE                                  20,225
Checkpoint Software             Com       M22465104     313      14,100    SH           SOLE                                  14,100
ChevronTexaco                   Com       166764100     372       5,536    SH           SOLE                                   5,536
Chicago Bridge and Iron         Com       167250109      81      12,925    SH           SOLE                                  12,925
Chico's FAS Inc.                Com       168615102     187      34,475    SH           SOLE                                  34,475
Circuit City                    Com       172737108       -      58,350    SH           SOLE                                  58,350
Cisco Systems                   Com       17275R102   2,871     170,956    SH           SOLE                                 170,956
Citigroup                       Com       172967101      95      18,301    SH           SOLE                                  18,301
Clorox                          Com       189054109     275       5,350    SH           SOLE                                   5,350
Coca-Cola                       Com       191216100   3,333      75,787    SH           SOLE                                  75,787
Colonial Bancgroup              Com       195493309      11      12,554    SH           SOLE                                  12,554
Con Edison                      Com       209115104     854      21,550    SH           SOLE                                  21,550
Conoco Phillips                 Com       20825C104     571      14,592    SH           SOLE                                  14,592
Corning                         Com       219350105     250      18,861    SH           SOLE                                  18,861
Costco Inc.                     Com       22160K105   5,062     108,875    SH           SOLE                                 108,875
Deere and Company               Com       244199105     797      24,245    SH           SOLE                                  24,245
Dell, Inc.                      Com       24702R101     986     102,280    SH           SOLE                                 102,280
Duke Power                      Com       26441C105     764      53,232    SH           SOLE                                  53,232
Electronics for Imaging         Com       286082102     541      55,030    SH           SOLE                                  55,030
Eli Lilly                       Com       532457108     368      10,564    SH           SOLE                                  10,564
EMC Corp. Mass                  Com       268648102   2,236     195,921    SH           SOLE                                 195,921
Encision Inc.                   Com       29254Q104      12      12,666    SH           SOLE                                  12,666
Etrials Worldwide Inc           Com       29786P103       7      11,310    SH           SOLE                                  11,310
Expeditors International        Com       302130109     439      15,518    SH           SOLE                                  15,518
Exxon Mobil Corp.               Com       30231G102   8,913     130,813    SH           SOLE                                 130,813
Family Dollar Stores            Com       307000109     749      22,440    SH           SOLE                                  22,440
Federal Express                 Com       31428X106     632      14,195    SH           SOLE                                  14,195
Ford Motor Co                   Com       345370860      27      10,095    SH           SOLE                                  10,095
Fred's Inc.                     Com       356108100     590      52,360    SH           SOLE                                  52,360
General Electric                Com       369604103   2,361     231,704    SH           SOLE                                 231,704
GlaxoSmithKline            Sponsored ADR  37733W105     498      16,025    SH           SOLE                                  16,025
Google Inc                      Cl A      38259P508     408       1,173    SH           SOLE                                   1,173
Helm. & Payne                   Com       423452101     286      12,542    SH           SOLE                                  12,542
Hershey Foods                   Com       427866108     618      17,775    SH           SOLE                                  17,775
Hewlett Packard                 Com       428236103     833      25,976    SH           SOLE                                  25,976
Home Depot Inc                  Com       437076102   1,017      43,086    SH           SOLE                                  43,086
Intel                           Com       458140100   2,462     161,274    SH           SOLE                                 161,274
International Business Mach     Com       459200101   1,618      16,660    SH           SOLE                                  16,660
Intuit Inc                      Com       461202103     737      27,290    SH           SOLE                                  27,290
Johnson and Johnson             Com       478160104   3,063      58,239    SH           SOLE                                  58,239
Kimberly Clark                  Com       494368103     216       4,675    SH           SOLE                                   4,675
Kraft Foods Inc                 Com       50075N104     306      13,707    SH           SOLE                                  13,707
Krispy Kreme                    Com       501014104      24      15,180    SH           SOLE                                  15,180
Lexmark International           Com       529771107     285      15,065    SH           SOLE                                  15,065
Lockheed Martin Corp.           Com       539830109     525       7,600    SH           SOLE                                   7,600
Lowes                           Com       548661107   1,530      83,768    SH           SOLE                                  83,768
LSI Corp.                       Com       502161102      45      14,797    SH           SOLE                                  14,797
McDermott International         Com       580037109     167      12,485    SH           SOLE                                  12,485
McDonalds                       Com       580135101     984      18,030    SH           SOLE                                  18,030
Medtronics                      Com       585055106     582      19,470    SH           SOLE                                  19,470
Merck                           Com       589331107     575      21,479    SH           SOLE                                  21,479
Microsoft                       Com       594918104   2,896     155,612    SH           SOLE                                 155,612
MMM Company                     Com       88579Y101   1,234      24,818    SH           SOLE                                  24,818
Monsanto                        Com       61166W101     316       3,800    SH           SOLE                                   3,800
Motorola                        Com       620076109     144      29,712    SH           SOLE                                  29,712
Mylan Labs                      Com       628530107     377      28,275    SH           SOLE                                  28,275
Nasdaq Omx Group Inc.           Com       631103108     239      12,200    SH           SOLE                                  12,200
Network Appliance               Com       64120L104     213      14,335    SH           SOLE                                  14,335
New York Times                  Com       650111107     121      26,100    SH           SOLE                                  26,100
NewBridge Bancorp               Com       65080T102      22      10,335    SH           SOLE                                  10,335
Nokia                      Sponsored ADR  654902204     857      73,400    SH           SOLE                                  73,400
Novartis AG                     Com       66987V109     312       8,250    SH           SOLE                                   8,250
Nvidia Corporation              Com       67066G104     181      18,375    SH           SOLE                                  18,375
Oracle Systems                  Com       68389X105   1,764      97,571    SH           SOLE                                  97,571
Paychex, Inc.                   Com       704326107     235       9,150    SH           SOLE                                   9,150
Penske Auto Group               Com       70959W103     277      29,700    SH           SOLE                                  29,700
Pepsi Co                        Com       713448108     481       9,336    SH           SOLE                                   9,336
Pfizer Incorporated             Com       717081103   1,356      98,599    SH           SOLE                                  98,599
Piedmont Natural Gas            Com       720186105     216       8,362    SH           SOLE                                   8,362
Proctor Gamble                  Com       742718109   2,790      59,258    SH           SOLE                                  59,258
Progress Energy                 Com       743263105     406      11,209    SH           SOLE                                  11,209
Rackable Systems                Com       750077109     109      22,050    SH           SOLE                                  22,050
SAP Aktiengesell           Sponsored ADR  803054204     313       8,865    SH           SOLE                                   8,865
Schlumberger                    Com       806857108   1,247      30,705    SH           SOLE                                  30,705
Sigma Aldrich                   Com       826552101     312       8,250    SH           SOLE                                   8,250
Southern Co.                    Com       842587107     634      20,625    SH           SOLE                                  20,625
Spectra Energy                  Com       847560109     277      19,603    SH           SOLE                                  19,603
St Jude Medical                 Com       790849103     213       5,850    SH           SOLE                                   5,850
Steelcase, Inc.                 Com       858155203      65      12,970    SH           SOLE                                  12,970
Stein Mart                      Com       858375108     392     133,500    SH           SOLE                                 133,500
Sun Microsystems Inc.           Com       866810104     120      16,447    SH           SOLE                                  16,447
Symantec                        Com       871503108     555      36,979    SH           SOLE                                  36,979
Tibco Software                  Com       88632Q103     510      86,800    SH           SOLE                                  86,800
Toyota Motor Corp          Sp ADR Rep2Com 892331307     671      10,600    SH           SOLE                                  10,600
Ultra Financials Proshares      Com       92220P105      52      19,950    SH           SOLE                                  19,950
United Parcel Services          Com       911312106   1,616      32,764    SH           SOLE                                  32,764
Varian Medical                  Com       92220P105   1,256      41,100    SH           SOLE                                  41,100
Verizon Communications          Com       92343V104     219       7,265    SH           SOLE                                   7,265
Walgreen                        Com       931422109     208       8,000    SH           SOLE                                   8,000
Wal-Mart Stores                 Com       931142103   7,322     140,498    SH           SOLE                                 140,498
Walt Disney Company             Com       254687106     900      49,484    SH           SOLE                                  49,484
Wells Fargo                     Com       949746101     215      15,126    SH           SOLE                                  15,126
Whole Foods Market Inc          Com       966837106   1,034      61,045    SH           SOLE                                  61,045
YRC Worldwide                   Com       984249102      70      15,550    SH           SOLE                                  15,550
Zimmer                          Com       98956P102     862      23,617    SH           SOLE                                  23,617